United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-21235

                      (Investment Company Act File Number)


                     Federated Premier Municipal Income Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 11/30/05
                                                 --------


                 Date of Reporting Period: Quarter ended 2/28/05
                                            ---------------------



Item 1.     Schedule of Investments


Federated Premier Municipal Income Fund
Portfolio of Investments
February 28, 2005 (unaudited)



   Principal                                                      Credit
   Amount                                                         Rating           (1)       Value


                        MUNICIPAL BONDS--99.7%
                        Alabama--1.6%
$  2,000,000            Jefferson County, AL Sewer System,
                        Capital Improvement Warrants
                        (Series 2002D), 5.25% (United
                        States Treasury PRF 8/1/2012 @
                        100), 2/1/2026                            AAA / Aaa / AAA   $       2,239,260
                        Arizona--2.2%
   500,000              Arizona Tourism & Sports Authority,
                        Multipurpose Stadium Facilities Tax
                        Revenue Bonds (Series A), 5.00%
                        (MBIA Insurance Corp. INS), 7/1/2024      NR / Aaa / AAA            526,795
   1,000,000            Arizona Tourism & Sports Authority,
                        Multipurpose Stadium Facility Tax
                        Revenue Bonds (Series A), 5.375%
                        (MBIA Insurance Corp. INS), 7/1/2022      NR / Aaa / AAA            1,102,170
   750,000              Tempe, AZ IDA, Senior Living
                        Revenue  Bonds (Series A), 6.75%
                        (Friendship Village of Tempe),
                        12/1/2030                                 NR                        764,775
   750,000              Verrado Community Facilities
                        District No. 1, AZ, Revenue Bonds,
                        6.50%, 7/15/2027                          NR                        821,633
                              Total                                                         3,215,373
                        Arkansas--0.8%
   1,000,000            Arkansas Development Finance
                        Authority, Hospital Revenue Bonds
                        (Series 2000), 7.375% (Washington
                        Regional Medical Center)/(Original        BBB- / Baa3 /
                        Issue Yield: 7.50%), 2/1/2029             BBB                       1,097,150
                        California--5.3%
   1,000,000            California State Department of
                        Water Resources Power Supply
                        Program, Power Supply Revenue Bonds
                        (Series A), 5.375% (Original Issue
                        Yield: 5.48%), 5/1/2022                   BBB+ / A2 / A             1,083,060
   2,000,000            California State, Refunding UT GO
                        Bonds, 5.25%, 2/1/2020                    A / A3 / A-               2,166,740
   1,000,000            California State, UT GO Bonds,
                        5.25%, 10/1/2020                          A / A3 / A-               1,085,880
   250,000              Golden State Tobacco Securitization
                        Corp., CA, Tobacco Settlement
                        Asset-Backed Revenue Bonds (Series
                        2003A-1), 6.75% (Original Issue
                        Yield: 7.00%), 6/1/2039                   BBB / Baa3 / BBB          261,958
   750,000              Golden State Tobacco Securitization
                        Corp., CA, Tobacco Settlement
                        Revenue Bonds (Series 2003A-2),
                        7.90%, 6/1/2042                           BBB / Baa3 / BBB          862,448
   500,000              La Verne, CA, Revenue Certificates
                        of Participation (Series 2003B),
                        6.625% (Brethren Hillcrest
                        Homes)/(Original Issue Yield:
                        6.70%), 2/15/2025                         BBB- / NR / NR            546,655
   1,500,000            Upland, CA Public Financing
                        Authority, Water System Improvement
                        Lease Revenue Bonds (Issue of
                        2003), 5.00% (AMBAC INS), 10/1/2027       AAA / Aaa / AAA           1,568,670
                              Total                                                         7,575,411
                        Colorado--4.0%
   725,000              Antelope Heights Metropolitan
                        District, CO, LT GO Bonds, 8.00%,
                        12/1/2023                                 NR                        727,044
   1,000,000            Buckhorn Valley Metropolitan
                        District No. 2, CO, LT GO Bonds,
                        7.00%, 12/1/2023                          NR                        1,002,770
   500,000              Colorado Educational & Cultural
                        Facilities Authority, Revenue
                        Refunding Bonds (Series A), 7.00%
                        (Denver Academy)/(Original Issue
                        Yield: 7.25%), 11/1/2023                  BB+ / NR / NR             503,255
   1,000,000            Colorado Health Facilities
                        Authority, Revenue Bonds (Series
                        2002A), 6.125% (Covenant Retirement
                        Communities, Inc.)/(Original Issue
                        Yield: 6.40%), 12/1/2033                  BBB+ / NR / BBB+          1,074,000
   250,000              Conservatory Metropolitan District,
                        CO, LT GO Bonds, 6.75%, 12/1/2034         NR                        249,805
   500,000              Conservatory Metropolitan District,
                        CO, LT GO Bonds, 7.55%, 12/1/2032         NR                        529,970
   1,000,000            Denver, CO Health & Hospital
                        Authority, Revenue Bonds, 6.25%
                        (Original Issue Yield: 6.28%),
                        12/1/2033                                 BBB / Baa3 / NR           1,083,050
   500,000              Southlands, CO Metropolitan
                        District No. 1, LT GO Bonds (Series
                        2004), 7.00% (Original Issue Yield:
                        7.05%), 12/1/2024                         NR                        513,610
                              Total                                                         5,683,504
                        Connecticut--2.4%
   1,250,000            Connecticut State Development
                        Authority, First Mortgage Gross
                        Revenue Health Care Project Bonds
                        (Series 2003), 5.85% (Elim Park
                        Baptist Home, Inc.)/(Original Issue
                        Yield: 5.98%), 12/1/2033                  BBB+ / NR / NR            1,299,600
   2,000,000            Connecticut State Transportation
                        Infrastructure Authority,
                        Transportation Infrastructure
                        Special Tax Revenue Bonds (Series
                        2002B), 5.00% (AMBAC INS), 12/1/2022      AAA / Aaa / AAA           2,110,980
                              Total                                                         3,410,580
                        District Of Columbia--1.8%
   2,500,000            District of Columbia Tobacco
                        Settlement Financing Corp., Asset
                        Backed Revenue Bonds, 6.50%
                        (Original Issue Yield: 6.67%),
                        5/15/2033                                 BBB / Baa3 / BBB          2,645,775
                        Florida--7.3%
   600,000              Broward County, FL Educational
                        Facilities Authority, Educational
                        Facilities Revenue Bonds (Series
                        2004B), 5.60% (Nova Southeastern
                        University)/(Original Issue Yield:        BBB / Baa2 /
                        5.625%), 4/1/2029                         BBB+                      626,640
   1,000,000     (2)     Capital Trust Agency, FL, Revenue
                        Bonds (Series 2001), 10.00%
                        (Seminole Tribe of Florida
                        Convention and Resort Hotel
                        Facilities), 10/1/2033                    NR                        1,129,350
   400,000       (2)     Capital Trust Agency, FL, Revenue
                        Bonds (Series 2003A), 8.95%
                        (Seminole Tribe of Florida
                        Convention and Resort Hotel
                        Facilities), 10/1/2033                    NR                        449,708
   1,490,000            Citrus County, FL Hospital Board,
                        Revenue Refunding Bonds, 6.375%
                        (Citrus Memorial
                        Hospital)/(Original Issue Yield:
                        6.50%), 8/15/2032                         NR / Baa3 / BBB           1,576,107
   1,320,000            Harbor Bay, FL Community
                        Development District, Special
                        Assessment Revenue Bonds, 6.75%,
                        5/1/2034                                  NR                        1,413,442
   2,000,000            Jacksonville, FL Sales Tax, Revenue
                        Bonds (Series 2003), 5.00% (MBIA
                        Insurance Corp. INS), 10/1/2024           AAA / Aaa / AAA           2,108,120
   400,000              Midtown Miami, FL Community
                        Development District, Special
                        Assessment Bonds (Series 2004A),
                        6.00%, 5/1/2024                           NR                        413,204
   400,000              Orlando, FL Urban Community
                        Development District, Capital
                        Improvement Revenue Bonds, 6.25%,
                        5/1/2034                                  NR                        411,944
   1,000,000            South Lake County, FL Hospital
                        District, Revenue Bonds, 6.625%
                        (South Lake Hospital, Inc.),
                        10/1/2023                                 NR / Baa3 / BBB-          1,066,070
   1,190,000            Verandah West, FL Community
                        Development District, Capital
                        Improvement Revenue Bonds (Series
                        2003A), 6.625% (Original Issue
                        Yield: 6.75%), 5/1/2033                   NR                        1,244,752
                              Total                                                         10,439,337
                        Georgia--0.4%
   500,000              Athens, GA Housing Authority, Lease
                        Revenue Bonds, 5.25% (University of
                        Georgia-East Campus)/(AMBAC INS),
                        12/1/2023                                 NR / Aaa / AAA            541,860
                        Hawaii--1.0%
   1,400,000            Hawaii State Department of Budget &
                        Finance, Special Purpose Revenue
                        Bonds (Series A), 8.00% (Kahala
                        Nui)/(Original Issue Yield:
                        8.175%), 11/15/2033                       NR                        1,494,052
                        Illinois--4.0%
   1,000,000            Antioch Village, IL Special Service
                        Area No. 1, Special Tax Revenue
                        Bonds, 6.625% (Deercrest Project),
                        3/1/2033                                  NR                        1,017,170
   2,500,000            Chicago, IL Sales Tax, Revenue
                        Bonds, 5.25% (FGIC INS)/(Original
                        Issue Yield: 5.385%), 1/1/2028            AAA / Aaa / AAA           2,638,650
   1,000,000            Chicago, IL Special Assessment,
                        Improvement Revenue Bonds, 6.75%
                        (Lakeshore East Project)/(Original
                        Issue Yield: 6.769%), 12/1/2032           NR                        1,034,880
   1,000,000            Illinois Educational Facilities
                        Authority, Revenue Refunding Bonds
                        (Series A), 5.70% (Augustana
                        College)/(Original Issue Yield:
                        5.90%), 10/1/2032                         NR / Baa1 / NR            1,039,300
                              Total                                                         5,730,000
                        Kansas--2.2%
   3,000,000            Wichita, KS Water & Sewer Utility,
                        Revenue Bonds (Series 2003), 5.00%
                        (FGIC INS), 10/1/2021                     AAA / Aaa / AAA           3,200,250
                        Kentucky--1.1%
   1,500,000            Kentucky Economic Development
                        Finance Authority, Revenue Bonds
                        (Series 2000A), 6.625% (Norton
                        Healthcare, Inc.)/(Original Issue
                        Yield: 6.97%), 10/1/2028                  NR / NR / BBB+            1,621,305
                        Massachusetts--3.0%
   950,000              Commonwealth of Massachusetts,
                        General Obligation Ltd, 5.25%
                        (United States Treasury PRF to
                        1/1/2013 @ 100), 1/1/2022                 AAA / Aaa / AAA           1,055,194
   2,000,000            Massachusetts Development Finance
                        Agency, Revenue Bonds, 5.75%
                        (Massachusetts College of Pharmacy
                        & Allied Health Sciences), 7/1/2033       BBB / Baa1 / NR           2,100,060
   1,000,000            Massachusetts HEFA, Revenue Bonds
                        (Series 2003E), 6.75% (Jordan
                        Hospital )/(Original Issue Yield:
                        7.00%), 10/1/2033                         BBB- / NR / NR            1,065,240
                              Total                                                         4,220,494
                        Michigan--4.7%
   2,000,000            Cornell Township MI, Economic
                        Development Corp., Refunding
                        Revenue Bonds, 5.875% (MeadWestvaco
                        Corp.), 5/1/2018                          BBB / Baa2 / NR           2,206,840
   1,000,000            Detroit, MI Sewage Disposal System,
                        Refunding Senior Lien Revenue Bonds
                        (Series 2003A), 5.00% (FSA INS),
                        7/1/2024                                  AAA / Aaa / AAA           1,053,590
   2,375,000            Melvindale-Northern Allen Park, MI
                        School District, Building & Site LT
                        GO Bonds, 5.00% (FSA LOC), 5/1/2023       AAA / Aaa / AAA           2,503,203
   900,000              West Bloomfield, MI School
                        District, School Building & Site UT
                        GO Bonds, 5.125% (MBIA Insurance
                        Corp. INS)/(Original Issue Yield:
                        5.35%), 5/1/2021                          AAA / Aaa / AAA           965,547
                              Total                                                         6,729,180
                        Minnesota--0.7%
   900,000              St. Paul, MN Port Authority, Hotel
                        Facility Revenue Bonds (Series 2),
                        7.375% (Radisson Kellogg
                        Project)/(Original Issue Yield:
                        7.50%), 8/1/2029                          NR                        941,958
                        Mississippi--1.7%
   2,000,000            Lowndes County, MS Solid Waste
                        Disposal, Refunding PCR Bonds
                        (Series 1992B), 6.70% (Weyerhaeuser
                        Co.), 4/1/2022                            BBB / Baa2 / NR           2,404,280
                        Missouri--0.4%
   500,000              Missouri Development Finance Board,
                        Infrastructure Facilities Bonds
                        (Series 2003A), 5.50% (Branson,
                        MO)/(Original Issue Yield: 5.56%),
                        12/1/2032                                 BBB+ / Baa1 / NR          524,225
                        Nevada--2.9%
   650,000       (2)     Director of the State of Nevada
                        Department of Business and
                        Industry, Revenue Bonds (Series
                        2004A), 7.00% (Las Ventanas
                        Retirement Community)/(Original
                        Issue Yield: 7.125%), 11/15/2034          NR                        670,501
   700,000              Las Vegas, NV Special Improvement
                        District No. 607, Local Improvement
                        Special Assessment Bonds (Series
                        2004), 6.25% (Original Issue Yield:
                        6.285%), 6/1/2024                         NR                        721,511
   650,000              North Las Vegas, NV Special
                        Improvement District No. 60, Local
                        Improvement Special Assessment
                        Bonds (Series 2002), 6.40%
                        (Aliante), 12/1/2022                      NR                        660,420
   2,000,000            Truckee Meadows, NV Water
                        Authority, Water Revenue Bonds
                        (Series 2001A), 5.00% (FSA
                        INS)/(Original Issue Yield: 5.36%),
                        7/1/2025                                  AAA / Aaa / AAA           2,098,940
                              Total                                                         4,151,372
                        New Hampshire--2.4%
   3,000,000            Manchester, NH School Facilities,
                        Revenue Bonds, 5.50% (United States
                        Treasury PRF to 6/1/2013 @ 100),
                        6/1/2028                                  AAA / Aaa / AAA           3,392,910
                        New Jersey--1.8%
   500,000              New Jersey EDA, Revenue Bonds,
                        (Series 2004), 5.75% (NJ Dedicated
                        Cigarette Excise Tax)/(Original
                        Issue Yield: 5.89%), 6/15/2029            BBB / Baa2 / BBB          531,970
   300,000              New Jersey EDA, Revenue Refunding
                        Bonds (Series A), 5.80% (Winchester
                        Gardens at Ward
                        Homestead)/(Original Issue Yield:
                        5.82%), 11/1/2031                         NR / NR / BBB-            310,320
   600,000              New Jersey Health Care Facilities
                        Financing Authority, Revenue Bonds,
                        6.50% (Pascack Valley Hospital
                        Association)/(Original Issue Yield:
                        6.72%), 7/1/2023                          B+ / NR / BB              595,554
   1,000,000            New Jersey State Educational
                        Facilities Authority, Revenue
                        Bonds, Project C, 6.50% (Georgian
                        Court College), 7/1/2033                  BBB+ / Baa1 / NR          1,129,210
                              Total                                                         2,567,054
                        New Mexico--0.1%
   750,000       (2)     Jicarilla, NM Apache Nation,
                        Revenue Bonds, 5.50%, 9/1/2023            NR / NR / AAA             803,003
                        New York--4.8%
   750,000              Dutchess County, NY IDA, Civic
                        Facility Revenue Bonds (Series
                        2004B), 7.50% (St. Francis Hospital
                        and Health Centers), 3/1/2029             NR                        765,472
   750,000              Dutchess County, NY IDA, Revenue
                        Bonds, 5.00% (Marist
                        College)/(Original Issue Yield:
                        5.25%), 7/1/2022                          NR / Baa1 / NR            779,767
   3,000,000            Metropolitan Transportation
                        Authority, NY, Service Contract
                        Revenue Refunding Bonds, (Series
                        A), 5.00% (FGIC INS)/(Original
                        Issue Yield: 5.14%), 7/1/2022             AAA / Aaa / AAA           3,186,720
   2,000,000            New York State Dormitory Authority,
                        Revenue Bonds (Series 2003A), 5.50%
                        (Brooklyn Law School)/(Radian Asset
                        Assurance INS), 7/1/2019                  AA / NR / NR              2,202,700
                              Total                                                         6,934,659
                        North Carolina--3.5%
   1,000,000            Appalachian State University, NC,
                        Revenue Bonds, (Series 2003 A),
                        5.125% (FGIC INS), 5/1/2021               NR / Aaa / AAA            1,078,670
   1,000,000            Haywood County, NC Industrial
                        Facilities & Pollution Control
                        Financing Authority, Refunding
                        Revenue Bonds, 6.00% (Champion
                        International Corp.), 3/1/2020            NR / Baa2 / NR            1,042,360
   1,000,000            North Carolina Eastern Municipal
                        Power Agency, Power System
                        Refunding Revenue Bonds (Series
                        2003C), 5.375% (Original Issue            BBB / Baa2 /
                        Yield: 5.57%), 1/1/2017                   BBB+                      1,063,670
   800,000              North Carolina Medical Care
                        Commission, Health Care Housing
                        Revenue Bonds (Series 2004A), 5.80%
                        (Arc of North Carolina Projects),
                        10/1/2034                                 NR / Baa1 / NR            808,024
   1,000,000            North Carolina Municipal Power
                        Agency No. 1, Electric Revenue
                        Bonds (Series 2003A), 5.25% (MBIA
                        Insurance Corp. INS), 1/1/2019            AAA / Aaa / AAA           1,093,230
                              Total                                                         5,085,954
                        North Dakota--3.0%
   2,000,000            Fargo, ND, Health System Revenue
                        Bonds (Series 2000A), 5.60%
                        (Meritcare Obligated Group)/(FSA
                        INS)/(Original Issue Yield: 5.70%),
                        6/1/2021                                  AAA / Aaa / NR            2,199,560
   2,000,000            Ward County, ND Health Care
                        Facility, Revenue Bonds (Series A),
                        6.25% (Trinity Obligated Group,
                        ND)/(Original Issue Yield: 6.375%),
                        7/1/2026                                  BBB+ / NR / NR            2,109,660
                              Total                                                         4,309,220
                        Ohio--0.8%
   1,000,000            Ohio State Air Quality Development
                        Authority, PCR Refunding Bonds
                        (Series 2002A), 6.00% (Cleveland
                        Electric Illuminating Co.),               BB+ / Baa3 /
                        12/1/2013                                 BBB-                      1,060,370
                        Pennsylvania--3.1%
   1,165,000            Allegheny County, PA HDA, Health
                        System Revenue Bonds (Series
                        2000B), 9.25% (West Penn Allegheny
                        Health System)/(Original Issue
                        Yield: 9.70%), 11/15/2030                 B / B1 /  B+              1,349,419
   200,000              Allegheny County, PA HDA, Revenue
                        Bonds, (Series A), 8.75% (Covenant
                        at South Hills)/(Original Issue
                        Yield: 8.80%), 2/1/2031                   NR                        129,790
   1,295,000            Cumberland County, PA Municipal
                        Authority, Retirement Community
                        Revenue Bonds (Series 2002A), 7.25%
                        (Wesley Affiliated Services, Inc.
                        Obligated Group)/(Original Issue
                        Yield: 7.50%), 1/1/2035                   NR                        1,352,394
   500,000              Pennsylvania State Higher Education
                        Facilities Authority, Revenue
                        Bonds, (Series A), 6.00% (UPMC
                        Health System)/(Original Issue
                        Yield: 6.16%), 1/15/2031                  A+ / NR / A               548,875
   1,000,000            Pennsylvania State Turnpike
                        Commission, Oil Franchise Tax
                        Revenue Bonds (Series 2003A), 5.25%
                        (MBIA Insurance Corp. INS),
                        12/1/2023                                 AAA / Aaa / AAA           1,087,830
                              Total                                                         4,468,308
                        South Carolina--5.5%
   1,000,000            Clemson University, SC, University
                        Revenue Bonds, 5.00% (XL Capital
                        Assurance Inc. INS), 5/1/2023             AAA / Aaa / AAA           1,053,710
   1,940,000            Myrtle Beach, SC, Hospitality Fee
                        Revenue Bonds (Series2004A), 5.375%
                        (FGIC INS), 6/1/2023                      AAA / Aaa/  NR            2,131,187
   2,500,000            South Carolina Jobs-EDA, Health
                        System Revenue Bonds (Series A),
                        5.625% (Bon Secours Health
                        System)/(Original Issue Yield:
                        5.84%), 11/15/2030                        A- / A3 / A-              2,591,650
   2,000,000            South Carolina State Public Service
                        Authority, Refunding Revenue Bonds
                        (Series 2002D), 5.00% (Santee
                        Cooper)/(FSA INS), 1/1/2020               AAA / Aaa/  AAA           2,134,620
                              Total                                                         7,911,167
                        South Dakota--1.3%
   1,750,000            South Dakota State Health &
                        Educational Authority, Revenue
                        Bonds, 5.65% (Westhills Village
                        Retirement Community)/(Original
                        Issue Yield: 5.75%), 9/1/2023             A- / NR / NR              1,825,828
                        Tennessee--3.9%
   2,000,000            Johnson City, TN Health & Education
                        Facilities Board, Hospital Revenue
                        Refunding Bonds (Series A), 7.50%
                        (Mountain States Health Alliance),        BBB+ / Baa2 /
                        7/1/2025                                  BBB-                      2,393,740
   1,535,000            Knox County, TN Health Education &
                        Housing Facilities Board, Refunding
                        Improvement Revenue Bonds (Series
                        2003B), 5.75% (East Tennessee
                        Children's Hospital)/(Original
                        Issue Yield: 5.90%), 7/1/2033             BBB+ / Baa1 / NR          1,598,288
   1,500,000            Knox County, TN Health Education &
                        Housing Facilities Board, Revenue
                        Bonds, 6.375% (Baptist Health
                        System of East Tennessee)/(Original
                        Issue Yield: 6.50%), 4/15/2022            NR / Baa3 / NR            1,540,005
                              Total                                                         5,532,033
                        Texas--9.7%
   600,000              Abilene, TX Health Facilities
                        Development Corp., Retirement
                        Facilities Revenue Bonds (Series
                        2003A), 7.00% (Sears Methodist
                        Retirement )/(Original Issue Yield:
                        7.25%), 11/15/2033                        NR                        632,766
   700,000              Decatur, TX Hospital Authority,
                        Hospital Revenue Bonds (Series
                        2004A), 7.125% (Wise Regional
                        Health System), 9/1/2034                  NR                        753,858
   2,500,000            Houston, TX Combined Utility
                        System, First Lien Revenue
                        Refunding Bonds (Series 2004A),
                        5.25% (FGIC INS), 5/15/2023               AAA / Aaa / AAA           2,711,625
   200,000              Matagorda County, TX Navigation
                        District Number One, Collateralized
                        Refunding Revenue Bonds, 5.60%
                        (Centerpoint Energy Houston
                        Electric), 3/1/2027                       BBB / Baa2 / BBB          207,318
   4,000,000            North Central Texas HFDC, Hospital
                        Revenue Refunding Bonds (Series
                        2002), 5.25% (Children's Medical
                        Center of Dallas)/(AMBAC
                        INS)/(Original Issue Yield: 5.35%),
                        8/15/2022                                 AAA / Aaa / AAA           4,293,320
   1,350,000            North Central Texas HFDC,
                        Retirement Facility Revenue Bonds
                        (Series 1999), 7.50% (Northwest
                        Senior Housing Corp. Edgemere
                        Project)/(Original Issue Yield:
                        7.75%), 11/15/2029                        NR                        1,462,766
   1,050,000            Sabine River Authority, TX, PCR
                        Refunding Bonds (Series 2003B),
                        6.15% (TXU Energy), 8/1/2022              BBB / Baa2 / BBB          1,167,086
   335,000              Sabine River Authority, TX,
                        Refunding PCR Bonds (Series 2003A),
                        5.80% (TXU Energy), 7/1/2022              BBB / Baa2 / NR           359,696
   1,300,000            Texas State University System,
                        Refunding Revenue Bonds, 5.00% (FSA
                        INS), 3/15/2020                           AAA / Aaa / AAA           1,386,528
   1,000,000            Tyler, TX Health Facilities
                        Development Corp., Hospital Revenue
                        Bonds, 5.75% (Mother Frances
                        Hospital )/(Original Issue Yield:
                        5.84%), 7/1/2027                          NR / Baa1 / BBB+          1,044,330
                              Total                                                         14,019,293
                        Virginia--3.4%
   1,000,000            Broad Street Community Development
                        Authority, VA, Revenue Bonds, 7.50%
                        (Original Issue Yield: 7.625%),
                        6/1/2033                                  NR                        1,035,630
   1,280,000            Hampton, VA Convention Center,
                        Revenue Bonds, 5.125% (AMBAC INS),
                        1/15/2028                                 AAA / Aaa / AAA           1,346,393
   1,400,000            Peninsula Port Authority, VA,
                        Residential Care Facility Revenue
                        Bonds (Series 2003A), 7.375%
                        (Virginia Baptist Homes Obligated
                        Group)/(Original Issue Yield:
                        7.625%), 12/1/2032                        NR                        1,473,948
   1,000,000            Virginia Peninsula Port Authority,
                        Coal Terminal Revenue Refunding
                        Bonds (Series 2003), 6.00% (Brinks
                        Co. (The)), 4/1/2033                      BBB / Baa3 / NR           1,045,310
                              Total                                                         4,901,281
                        Washington--5.1%
   1,000,000            Everett, WA, LT GO Refunding Bonds,
                        5.00% (MBIA Insurance Corp. INS),
                        12/1/2020                                 NR / Aaa / AAA            1,068,970
   1,910,000     (3)    King County, WA Public Hospital
                        District No. 1, Refunding LT GO
                        Bonds, 5.00% (FSA INS)/(Original
                        Issue Yield: 5.17%), 12/1/2021            AAA / Aaa / AAA           2,004,124
   2,000,000            Washington State, UT GO Bonds
                        (Series 2002B), 5.00% (FSA
                        INS)/(Original Issue Yield: 5.05%),
                        1/1/2021                                  AAA / Aaa / AAA           2,119,440
   2,000,000            Washington State, Various Purpose
                        UT GO Bonds (Series 2002A), 5.00%
                        (FSA INS)/(Original Issue Yield:
                        5.09%), 7/1/2022                          AAA / Aaa / AAA           2,091,000
                              Total                                                         7,283,534
                        Wisconsin--3.8%
   3,000,000            Wisconsin State HEFA, Health
                        Facilities Revenue Bonds (Series
                        A), 5.25% (Ministry Health
                        Care)/(MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.38%),
                        2/15/2032                                 AAA / Aaa / AAA           3,165,360
   160,000              Wisconsin State HEFA, Revenue Bonds
                        (Series 2004), 5.75% (Blood Center
                        of Southeastern Wisconsin,
                        Inc.)/(Original Issue Yield:
                        5.82%), 6/1/2034                          BBB+ / NR / NR            168,102
   500,000              Wisconsin State HEFA, Revenue
                        Bonds, 6.50% (Tomah Memorial
                        Hospital, Inc.)/(Original Issue
                        Yield: 6.75%), 7/1/2023                   NR                        514,025
   500,000              Wisconsin State HEFA, Revenue
                        Bonds, 6.625% (Tomah Memorial
                        Hospital, Inc.)/(Original Issue
                        Yield: 6.875%), 7/1/2028                  NR                        512,935
   1,000,000            Wisconsin State HEFA, Revenue
                        Bonds, 7.25% (Community Memorial
                        Hospital)/(Original Issue Yield:
                        7.45%), 1/15/2033                         NR                        1,045,170
                              Total                                                         5,405,592
                              Total mUNICIPAL  BONDS
                              (identified cost $135,581,774)                                143,365,572
                        sHORT-TERM MUNICIPALS--0.3%
                        Texas--0.3%
   400,000              Harris County, TX HFDC, (Series
                        2002) Daily VRDNs (Methodist
                        Hospital, Harris County, TX) (AT
                        AMORTIZED COST)                           AA / NR / NR              400,000
                              Total Municipal  Investments
                        - 100%
                              (identified cost
                        $135,981,774)(4)                                                    143,765,572
                              other assets and liabilities
                        - net                                                               1,569,434
                             Liquidation value of auction
                             perferred shares                                               (53,675,000)
                              total net assets applicable
                        to common
                              shareholders                                          $       91,660,006



       At February 28, 2005, the fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's and Moody's Investors, respectively, are unaudited

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees
     (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At
     February 28, 2005, these securities amounted to $3,052,562 which represents
     2.1% of total market value.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2005 is as follows:


       Security                                         Acquisition Date      Acquisition Cost


       Capital Trust Agency, FL, Revenue Bonds          12/23/2002                 1,027,250
       (Series 2001), 10.00% (Seminole Tribe of
       Florida Convention and Resort Hotel
       Facilities), 10/1/2033


       Capital Trust Agency, FL, Revenue Bonds          05/09/2003                 400,000
       (Series 2003A), 8.95% (Seminole Tribe of
       Florida Convention and Resort Hotel
       Facilities), 10/1/2033


       Director of the State of Nevada Department       12/23/2004                 639,925
       of Business and Industry, Revenue Bonds
       (Series 2004A), 7.00% (Las Ventanas Retirement
       Community)/(Original Issue Yield:
       7.125%), 11/15/2034


3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

       At February 28, 2005, the Fund had the following open futures contracts:


       Expiration Date      Contracts to Receive        Position       Unrealized Appreciation

       June 2005            145 U.S. Treasury           Short          $75,945
                            Notes 10 Year Futures

     4 At February 28, 2005, the cost of investments for federal tax purposes was $135,981,474. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $7,784,098. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,868,842 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,744.


Note: The categories of investments are shown as a percentage of total market value at February 28, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial  Security Assurance
GO          --General Obligation
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes


Item 2.     Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005